Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 106,765	$ 102,197
Balances with non-controlling shareholders of subsidiaries
Accounts receivable	44,623		$ 41,410
Accounts payable	25,871		23,961
Other non-current liabilities	9,010		9,251
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	16,784	12,146
Purchases	6,625	6,397
Dividend paid	1,231	$ 1,282
Balances with non-controlling shareholders of subsidiaries
Accounts receivable	7,814		5,228
Accounts payable	4,845		4,363
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries
Other non-current liabilities	$ 579		$ 579